Weighted-Average Assumptions for Options Granted (Detail) (Stock Options)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	35.00%	30.00%	30.00%
Expected dividends	0.00%	0.00%	0.00%
Risk-free rate	0.90%	1.20%	1.70%
Expected term (in years) 10-year options	6 years 8 months 12 days	6 years 6 months	6 years 1 month 6 days